AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2020

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 401	☒

and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 402	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant's Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:
Alan P. Goldberg	Eric S. Purple
Stradley Ronon Stevens & Young LLP	Stradley Ronon Stevens & Young LLP
191 North Wacker Drive, Suite 1601	2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐immediately upon filing pursuant to paragraph (b)

☒on May 29, 2020 pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)

☐on [date] pursuant to paragraph (a)

☐75 days after filing pursuant to paragraph (a)(2)

☐on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 401 (the "Amendment") to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "Securities Act") solely for the purpose of designating May 29, 2020, as the new effective date for Post-Effective Amendment No. 386 to the Trust's Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 389, 395 and 398 to the Trust's Registration Statement filed on February 25, 2020, March 25, 2020 and April 15, 2020, respectively. This Amendment relates solely to Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 386 to the Trust's Registration Statement, which was filed on December 13, 2019, and Part C of Post-Effective Amendment No. 400 to the Trust's Registration Statement, which was filed on April 24, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of April, 2020.

Invesco Actively Managed Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Daniel E. Draper

Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE

/s/ Daniel E. Draper

Daniel E. Draper

/s/ Kelli Gallegos

Kelli Gallegos

/s/ Anna Paglia

Anna Paglia

*/s/ Ronn R. Bagge

Ronn R. Bagge

*/s/ Todd J. Barre

Todd J. Barre

*/s/ Kevin M. Carome

Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.

Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget

Victoria J. Herget

*/s/ Marc M. Kole

Marc M. Kole

*/s/ Yung Bong Lim

Yung Bong Lim

**/s/ Joanne Pace

Joanne Pace

*/s/ Gary R. Wicker

Gary R. Wicker

*/s/ Donald H. Wilson

Donald H. Wilson

TITLE	DATE
President	April 29, 2020
Treasurer	April 29, 2020
Secretary	April 29, 2020
Vice Chairman and Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Trustee	April 29, 2020
Chairman and Trustee	April 29, 2020

*By: /s/ Anna Paglia	April 29, 2020
Anna Paglia
Attorney-In-Fact

*Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 379 to the Trust's Registration Statement and incorporated by reference herein.

**Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 400 to the Trust's Registration Statement and incorporated by reference herein.